Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Loss for the period	£ (6,061)	£ (4,470)	£ (10,027)	£ (9,827)
Basic and diluted weighted average number of shares	32,668	32,240	32,573	32,233
Basic and diluted loss per share	£ (0.19)	£ (0.14)	£ (0.31)	£ (0.30)